Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
TETRA Technologies, Inc. 401(k) Retirement Plan
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
EIN: 74-2148293      PN: 001
December 31, 2025

	Identity of Issue, Borrower,		Current
	Lessor, or Similar Party	Description of Investment	Value
(a)	(b)	(c)	(e)
*	T. Rowe Price	Retirement 2040 Fund	$11,182,819
*	T. Rowe Price	Retirement 2045 Fund	10,378,475
*	T. Rowe Price	Retirement 2030 Fund	9,186,097
*	T. Rowe Price	Retirement 2035 Fund	8,226,621
*	T. Rowe Price	Retirement 2050 Fund	7,923,730
	JP Morgan	Large Cap Growth R6	7,130,019
*	T. Rowe Price	Retirement 2055 Fund	6,878,356
*	T. Rowe Price	Retirement 2025 Fund	6,578,674
	Vanguard	Growth Index Admiral	6,486,348
	American Funds	Washington Mutual Investors Fund R6	5,100,183
*	T. Rowe Price	Retirement 2020 Fund	2,667,947
*	T. Rowe Price	Retirement 2060 Fund	2,486,870
	Carillon	Eagle Mid Cap Growth	2,477,617
	Vanguard	Interm Term Bond Ind	2,343,004
*	T. Rowe Price	Retirement 2065 Fund	1,665,532
	Vanguard	Mid-Cap Index Admiral	1,661,417
	Victory Sycamore	Established Value Fund	1,278,250
	Vanguard	Value Index Admiral	1,254,035
*	T. Rowe Price	Retirement 2010 Fund	1,219,770
	American Funds	EuroPacific Growth R5	1,055,936
*	T. Rowe Price	Retirement 2015 Fund	682,428
	Columbia	Overseas Value Instl	635,257
	UBVLX	Undiscovered Managers Behavioral Value L	556,576
*	T. Rowe Price	Integrated U.S. Small-Cap Growth Equity Fund	528,703
	PIMCO	Income Inst	526,607
	Vanguard	Treasury Money Market	476,104
	Vanguard	Small Cap Index Admiral	474,816
	MFS	International Intrinsic Value R4	432,980
	American	New World R6	398,752
	Vanguard	Developed Markets Index Admiral	378,509
	MFS	Aggressive Growth Alloc R4	150,254
	Vanguard	Short Term Inv Gr	113,624
	MFS	Growth Allocation R4	88,770
	PIMCO	Short-Term Inst	68,902
	MFS	Moderate Allocation R4	20,793
*	T. Rowe Price	Retirement Balanced Inv	16,548
	Vanguard	Long-Term Inv Growth Admiral	12,341
*	T. Rowe Price	Retirement 2005 Fund	10,102
	Total mutual funds		102,753,766
*	TETRA Technologies, Inc.	Company Stock	4,366,697
*	T. Rowe Price	Stable Value Fund	3,383,093
*	Notes Receivable from Participants	Participant Loans with various maturities and interest rates ranging from 4.25% to 9.50%	2,796,211
	Contributions receivable		308,095
	Cash and cash equivalents		107
	Net assets available for benefits		$113,607,969
* Party-in-interest